UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22512

Variable Insurance Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, Nebraska          68130

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

866-447-4228

Date of fiscal year end:

12/31

Date of reporting period:   3/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Vice Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014
Shares				Value

	COMMON STOCKS - 98.5%
	AEROSPACE/DEFENSE - 17.2%
600	Boeing Co./The (a)			$ 75,294
350	General Dynamics Corp.			38,122
300	Northrop Grumman Corp.			37,014
350	United Technologies Corp.			40,894
				191,324
	AGRICULTURE - 23.8%
1,450	Altria Group, Inc.			54,274
350	British American Tobacco PLC - ADR			39,000
1,100	Lorillard, Inc.			59,488
650	Philip Morris International, Inc.			53,216
1,100	Reynolds American, Inc.			58,762
				264,740
	BEVERAGES - 24.8%
4,000	AMBEV SA			29,640
350	Anheuser-Busch InBev NV			36,855
50	Boston Beer Co., Inc. *			12,237
700	Brown-Forman Corp.			62,783
550	Constellation Brands, Inc. *			46,734
350	Diageo PLC			43,606
750	Molson Coors Brewing Co.			44,145
				276,000
	ELECTRONICS - 2.9%
350	Honeywell International, Inc.			32,466

	ENTERTAINMENT - 6.6%
250	Churchill Downs, Inc.			22,825
785	Gaming and Leusure Properties, Inc.			28,621
1,000	International Game Technology			14,060
600	Penn National Gaming, Inc. *			7,392
				72,898
	INVESTMENT COMPANIES - 0.8%
600	Caesars Acquisition Co. *			8,526

	LODGING - 16.7%
500	Boyd Gaming Corp. *			6,600
500	Caesars Entertainment Corp. (a) *			9,505
600	Las Vegas Sands Corp.			48,468
2,550	MGM Resorts International *			65,943
250	Wynn Resorts Ltd.			55,537
				186,053
	MISCELLANEOUS MANUFACTURING- 5.7%
2,100	Smith & Wesson Holding Corp. *			30,702
550	Sturm Ruger & Co., Inc.			32,890
				63,592

	TOTAL COMMON STOCKS (Cost $998,156)			1,095,599

Vice Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

	SHORT-TERM INVESTMENTS - 3.6%
39,753	Fidelity Government Institutional Money Market Fund, 0.01%**
	(Cost $39,753)			39,753

	TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost $1,037,909) (b)			$ 1,135,352
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Premiums Received $1,017)			(882)
	LIABILITIES IN EXCESS OF OTHER ASSETS- (2.0) %			(22,435)
	TOTAL NET ASSETS - 100.0%			$ 1,112,035

Contracts***		Expiration	Exercise	Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1)%
3	Boeing Co.	May 2014	$130.00	$ 561
3	Caesars Entertainment, Inc.	May 2014	20.00	321

	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $1,017)			$ 882

ADR - American Depositary Reciepts
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2014
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is, including call options written, is $1,039,704 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 118,682
		Unrealized depreciation		(23,916)
		Net unrealized appreciation		$ 94,766

Vice Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 1,095,599	$ -	$ -	$ 1,095,599
Short-Term Investments	39,753	-	-	39,753
Total	$ 1,135,352	$ -	$ -	$ 1,135,352

Vice Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ (882)	$ -	$ -	$ (882)
(a)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2014, the amount of unrealized appreciation on option contracts subject to equity price risk amounted to $135.

A summary of option contracts written by the Fund during the period ended March 31, 2014, were as follows:
	Number of Options*	Option Premiums
Options outstanding at beginning of period	37	$ 3,724
Options written	6	1017
Options excercised	(6)	(1,512)
Options expired	(31)	(2,212)
Options oustanding at end of the period	6	$ 1,017

* One option contract is equivalent to one hundred shares of common stock
The contracts in the above table are an indication of volume in the Fund’s derivative activity.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

5/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

5/28/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/28/2014